LIQUIDITY (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Retained Earnings (Accumulated Deficit), Total	$ (14,456,745)		$ (11,231,967)
Line Of Credit Facility, Maximum Borrowing Capacity			1,500,000
Line of Credit Facility, Remaining Borrowing Capacity	1,000,000		1,100,000
Line of Credit Facility, Cash Available for use	1,600,000		1,100,000
Cash and Cash Equivalents, at Carrying Value	149,521		7,479
Proceeds from issuance of debt and borrowings			1,000,000
Proceeds from notes payable	130,000	$ 340,000	340,000	$ 350,000
Proceeds from convertible debt - related party	50,000
Working capital	(899,741)
Revenues	1,575,569
Accounts receivable	37,885		200,000
Jan 2014 Convertible Debenture [Member]
Proceeds from issuance of debt and borrowings	1,325,000
Proceeds from notes payable	180,000
Proceeds from issuance of non-convertible debt	50,000
Proceeds from convertible debt - related party	1,555,000
LOC Convertible Debenture [Member]
Proceeds from issuance of debt and borrowings	200,000
Chief Executive Officer [Member]
Line of Credit Facility, initial limit	1,000,000
Line Of Credit Facility, Maximum Borrowing Capacity	$ 1,500,000		$ 1,500,000